UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020 Vanguard Explorer™ Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	19

Liquidity Risk Management	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$922.76	$2.01
Admiral™ Shares	1,000.00	923.29	1.48
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.77	$2.11
Admiral Shares	1,000.00	1,023.32	1.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.42% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Explorer Fund

Fund Allocation

As of April 30, 2020

Communication Services	3.5%
Consumer Discretionary	12.9
Consumer Staples	2.5
Energy	0.7
Financials	5.6
Health Care	24.2
Industrials	18.3
Information Technology	26.3
Materials	2.2
Real Estate	3.7
Utilities	0.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective report-ing period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Explorer Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of April 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Communication Services
*	Live Nation Entertainment Inc.	1,477,914	66,314	0.5%
	New York Times Co. Class A	2,018,471	65,641	0.4%
	Communication Services—Other †		337,221	2.4%
			469,176	3.3%
Consumer Discretionary
*	Burlington Stores Inc.	702,074	128,262	0.9%
*	Etsy Inc.	1,618,489	104,991	0.7%
*	Skechers USA Inc. Class A	3,507,510	98,842	0.7%
*	MercadoLibre Inc.	149,406	87,180	0.6%
	Monro Inc.	1,394,704	77,392	0.6%
	Carter’s Inc.	906,329	70,875	0.5%
*,1	Houghton Mifflin Harcourt Co.	7,198,968	11,518	0.1%
	Consumer Discretionary—Other †		1,167,247	8.3%
			1,746,307	12.4%

Consumer Staples †			341,889	2.4%

Energy †			95,821	0.7%

Financials
	Tradeweb Markets Inc. Class A	1,264,125	65,937	0.5%
*	SVB Financial Group	334,017	64,522	0.5%
	Financials—Other †		609,824	4.3%
			740,283	5.3%
Health Care
*	ICON plc	983,125	157,762	1.1%
*	Insulet Corp.	761,307	152,048	1.1%
*	Penumbra Inc.	490,853	87,038	0.6%
*,1	BioTelemetry Inc.	1,814,169	84,740	0.6%

Explorer Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Haemonetics Corp.	718,826	81,788	0.6%
*	DexCom Inc.	237,584	79,638	0.6%
*	Mettler-Toledo International Inc.	106,955	77,001	0.5%
	Hill-Rom Holdings Inc.	663,543	74,642	0.5%
	Encompass Health Corp.	1,087,758	72,064	0.5%
*	Molina Healthcare Inc.	429,361	70,402	0.5%
*	ABIOMED Inc.	357,824	68,434	0.5%
	STERIS plc	478,311	68,159	0.5%
*	LHC Group Inc.	513,863	66,797	0.5%
*	Amedisys Inc.	354,483	65,282	0.5%
*	Globus Medical Inc.	1,367,667	64,909	0.4%
*,^,1	Endologix Inc.	1,055,952	998	0.0%
	Health Care—Other †		2,014,649	14.3%
			3,286,351	23.3%
Industrials
*	TriNet Group Inc.	2,639,728	129,267	0.9%
*	Trex Co. Inc.	1,102,853	105,014	0.8%
*	Kirby Corp.	1,600,203	85,483	0.6%
*	Clean Harbors Inc.	1,470,719	78,581	0.6%
*	Copart Inc.	958,250	76,765	0.5%
*	Sensata Technologies Holding plc	2,000,289	72,771	0.5%
	Advanced Drainage Systems Inc.	1,772,821	71,870	0.5%
	Kennametal Inc.	2,784,270	71,305	0.5%
	John Bean Technologies Corp.	921,844	70,742	0.5%
	Rexnord Corp.	2,497,365	68,103	0.5%
	BWX Technologies Inc.	1,202,908	63,826	0.5%
	Industrials—Other †		1,582,019	11.2%
			2,475,746	17.6%
Information Technology
*	DocuSign Inc. Class A	1,348,109	141,214	1.0%
*	Five9 Inc.	1,465,735	135,830	1.0%
*	Fortinet Inc.	984,070	106,024	0.8%
*	HubSpot Inc.	556,396	93,825	0.7%
*	SVMK Inc.	5,820,748	91,386	0.6%
	Power Integrations Inc.	846,870	86,677	0.6%
*	Wix.com Ltd.	585,375	76,573	0.5%
*,1	Cardtronics plc Class A	2,943,250	67,400	0.5%
*	Mimecast Ltd.	1,613,450	65,990	0.5%
*	Slack Technologies Inc. Class A	2,467,169	65,849	0.5%
*	Tower Semiconductor Ltd.	3,352,578	64,487	0.5%
*	GoDaddy Inc. Class A	917,192	63,681	0.4%
*	Ciena Corp.	1,361,931	62,989	0.4%
	Information Technology—Other †		2,440,397	17.3%
			3,562,322	25.3%

Materials †			298,175	2.1%

Other
^,2	Vanguard Small-Cap ETF	1,059,645	140,127	1.0%

Explorer Fund

					Market	Percentage
					Value•	of Net
				Shares	($000)	Assets
Real Estate
SBA Communications Corp. Class A				301,256	87,340	0.6%
Hannon Armstrong Sustainable Infrastructure Capital Inc.				2,354,576	65,905	0.5%
Real Estate—Other †					330,518	2.3%
					483,763	3.4%

Utilities †					14,120	0.1%
Total Common Stocks (Cost $11,672,569)					13,654,080	96.9%

		Coupon
Temporary Cash Investments
Money Market Fund
3,4	Vanguard Market Liquidity Fund	0.522%		5,122,064	512,207	3.6%

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement
Deutsche Bank Securities, Inc. (Dated 04/30/20, Repurchase Value $129,400,000,collateralized by Federal National Mortgage Assn. 4.500%, 9/1/48, and U.S. Treasury Note/Bond 2.875%, 5/15/49, with a value of $131,988,000)		0.030%	5/1/2020	129,400	129,400	0.9%

5U.S. Government and Agency Obligations †					20,060	0.2%
Total Temporary Cash Investments (Cost $661,474)					661,667	4.7%
Total Investments (Cost $12,334,043)					14,315,747	101.6%
Other Assets and Liabilities—Net[4,5]					(224,495)	(1.6%)
Net Assets					14,091,252	100.0%

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $226,322,000.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $243,171,000 was received for securities on loan, of which $233,802,000 is held in Vanguard Market Liquidity Fund and $9,369,000 is held in cash.

5	Securities with a value of $14,569,000 and cash of $480,000 have been segregated as initial margin for open futures contracts.

Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2020	1,988	129,886	22,080

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $11,373,895)	13,498,757
Affiliated Issuers (Cost $960,148)	816,990
Total Investments in Securities	14,315,747
Investment in Vanguard	623
Cash	9,379
Cash Collateral Pledged—Futures Contracts	480
Foreign Currency, at Value (Cost $2)	2
Receivables for Investment Securities Sold	41,465
Receivables for Accrued Income	2,747
Receivables for Capital Shares Issued	8,419
Total Assets	14,378,862
Liabilities
Payables for Investment Securities Purchased	13,216
Collateral for Securities on Loan	243,171
Payables to Investment Advisor	5,670
Payables for Capital Shares Redeemed	13,560
Payables to Vanguard	6,523
Variation Margin Payable—Futures Contracts	5,470
Total Liabilities	287,610
Net Assets	14,091,252

At April 30, 2020, net assets consisted of:

Paid-in Capital	12,093,913
Total Distributable Earnings (Loss)	1,997,339
Net Assets	14,091,252

Investor Shares—Net Assets
Applicable to 34,308,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,064,865
Net Asset Value Per Share—Investor Shares	$89.33

Admiral Shares—Net Assets
Applicable to 132,650,630 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,026,387
Net Asset Value Per Share—Admiral Shares	$83.12

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	52,452
Dividends—Affiliated Issuers	1,469
Interest—Unaffiliated Issuers	489
Interest—Affiliated Issuers	3,376
Securities Lending—Net	4,142
Total Income	61,928
Expenses
Investment Advisory Fees—Note B
Basic Fee	13,541
Performance Adjustment	167
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,873
Management and Administrative—Admiral Shares	7,504
Marketing and Distribution—Investor Shares	182
Marketing and Distribution—Admiral Shares	421
Custodian Fees	52
Shareholders’ Reports—Investor Shares	32
Shareholders’ Reports—Admiral Shares	50
Trustees’ Fees and Expenses	12
Total Expenses	25,834
Net Investment Income	36,094
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	65,546
Investment Securities Sold—Affiliated Issuers	(6,589)
Futures Contracts	(56,553)
Realized Net Gain (Loss)	2,404
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,160,564)
Investment Securities—Affiliated Issuers	(88,361)
Futures Contracts	16,693
Change in Unrealized Appreciation (Depreciation)	(1,232,232)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,193,734)

1	Dividends are net of foreign withholding taxes of $290,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,094	65,903
Realized Net Gain (Loss)	2,404	754,642
Change in Unrealized Appreciation (Depreciation)	(1,232,232)	659,185
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,193,734)	1,479,730
Distributions[1]
Investor Shares	(178,026)	(304,807)
Admiral Shares	(652,715)	(1,054,055)
Total Distributions	(830,741)	(1,358,862)
Capital Share Transactions
Investor Shares	(35,251)	68,365
Admiral Shares	62,483	862,924
Net Increase (Decrease) from Capital Share Transactions	27,232	931,289
Total Increase (Decrease)	(1,997,243)	1,052,157
Net Assets
Beginning of Period	16,088,495	15,036,338
End of Period	14,091,252	16,088,495

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$101.66	$102.25	$102.10	$83.91	$90.55	$105.28
Investment Operations
Net Investment Income	.183[1]	.333[1]	.325[1]	.421[1]	.393	.281
Net Realized and Unrealized Gain (Loss) on Investments	(7.321)	8.234	11.192	21.657	1.581	(.900)
Total from Investment Operations	(7.138)	8.567	11.517	22.078	1.974	(.619)
Distributions
Dividends from Net Investment Income	(.295)	(.286)	(.475)	(.318)	(.270)	(.152)
Distributions from Realized Capital Gains	(4.897)	(8.871)	(10.892)	(3.570)	(8.344)	(13.959)
Total Distributions	(5.192)	(9.157)	(11.367)	(3.888)	(8.614)	(14.111)
Net Asset Value, End of Period	$89.33	$101.66	$102.25	$102.10	$83.91	$90.55

Total Return[2]	-7.72%	10.15%	12.12%	27.10%	2.47%	-0.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,065	$3,520	$3,420	$3,520	$3,324	$3,863
Ratio of Total Expenses to Average Net Assets[3]	0.42%	0.45%	0.44%	0.43%	0.45%	0.48%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.33%	0.31%	0.45%	0.46%	0.27%
Portfolio Turnover Rate	20%	41%	50%	76%	66%	62%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.03%, 0.02%, (0.01%), (0.02%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$94.64	$95.24	$94.99	$78.07	$84.28	$98.03
Investment Operations
Net Investment Income	.220[1]	.409[1]	.418[1]	.495[1]	.473	.402
Net Realized and Unrealized Gain (Loss) on Investments	(6.803)	7.648	10.405	20.145	1.455	(.853)
Total from Investment Operations	(6.583)	8.057	10.823	20.640	1.928	(.451)
Distributions
Dividends from Net Investment Income	(.378)	(.393)	(.438)	(.403)	(.383)	(.324)
Distributions from Realized Capital Gains	(4.559)	(8.264)	(10.135)	(3.317)	(7.755)	(12.975)
Total Distributions	(4.937)	(8.657)	(10.573)	(3.720)	(8.138)	(13.299)
Net Asset Value, End of Period	$83.12	$94.64	$95.24	$94.99	$78.07	$84.28

Total Return[2]	-7.67%	10.27%	12.24%	27.25%	2.60%	-0.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,026	$12,569	$11,616	$9,514	$7,496	$7,577
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.34%	0.32%	0.31%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.44%	0.43%	0.57%	0.58%	0.41%
Portfolio Turnover Rate	20%	41%	50%	76%	66%	62%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.03%, 0.02%, (0.01%), (0.02%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund

Notes to Financial Statements

Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Explorer Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5.  Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the

Explorer Fund

Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Explorer Fund

B. The investment advisory firms Wellington Management Company LLP, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $628,000 for the six months ended April 30, 2020.

For the six months ended April 30, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a net increase of $167,000 (0.00%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $623,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	13,593,739	60,341	—	13,654,080
Temporary Cash Investments	512,207	149,460	—	661,667
Total	14,105,946	209,801	—	14,315,747
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5,470	—	—	5,470

1 Represents variation margin on the last day of the reporting period.

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	12,334,043
Gross Unrealized Appreciation	3,685,302
Gross Unrealized Depreciation	(1,681,518)
Net Unrealized Appreciation (Depreciation)	2,003,784

F. During the six months ended April 30, 2020, the fund purchased $3,027,759,000 of investment securities and sold $3,600,788,000 of investment securities, other than temporary cash investments.

Explorer Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	339,050	4,044	455,601	4,726
Issued in Lieu of Cash Distributions	173,422	1,675	297,042	3,500
Redeemed	(547,723)	(6,035)	(684,278)	(7,051)
Net Increase (Decrease)—Investor Shares	(35,251)	(316)	68,365	1,175
Admiral Shares
Issued	941,675	10,733	2,130,012	23,355
Issued in Lieu of Cash Distributions	603,113	6,262	976,574	12,373
Redeemed	(1,482,305)	(17,143)	(2,243,662)	(24,896)
Net Increase (Decrease)—Admiral Shares	62,483	(148)	862,924	10,832

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				April 30,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
BioTelemetry Inc.	NA1	15,036	778	(547)	13,994	—	—	84,740
Cardtronics plc
Class A	110,834	10,741	25,003	(989)	(28,183)	—	—	67,400
Endologix Inc.	2,587	—	—	—	(1,589)	—	—	998
Houghton Mifflin
Harcourt Co.	45,222	1,255	—	—	(34,959)	—	—	11,518
Vanguard Market
Liquidity Fund	786,814	NA2	NA2	41	137	3,376	—	512,207
Vanguard Small-Cap
ETF	147,939	270,817	235,774	(5,094)	(37,761)	1,469	—	140,127
Total	1,093,396			(6,589)	(88,361)	4,845	—	816,990

1 Not applicable—at October 31, 2019, the issuer was not an affiliated company of the fund.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners); ClearBridge Investments, LLC (ClearBridge); Stephens Investment Management Group, LLC (SIMG); Wellington Management Company LLP (Wellington Management); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products, to institutional, high- net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-capitalization investing. ArrowMark Partners has managed a portion of the fund since 2014.

ClearBridge. ClearBridge, headquartered in New York, New York, is a global investment management firm rebranded in 2005, with a legacy dating back to 1962. The ClearBridge small/ mid-cap growth team is made up of seven members, with four portfolio managers and three analysts who collaborate closely across four strategies. The advisor seeks to invest in quality growth companies that have large, exploitable opportunities. There is a focus on companies that are category leaders (or have the ability to become market leaders), generate substantial free cash flow, and display capital allocation discipline aimed at fueling long-term sustainable growth. The research process is disciplined and collaborative, with each team member executing on a shared investment philosophy and process. ClearBridge has managed a portion of the fund since 2017.

SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1967.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also well below the peer-group average.

The board did not consider the profitability of ArrowMark Partners, ClearBridge, SIMG, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for ArrowMark Partners, ClearBridge, SIMG, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Explorer Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Explorer Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q242 062020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® ExplorerTM Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
Common Stocks (96.9%)
Communication Services (3.3%)
*	Live Nation Entertainment Inc.	1,477,914	66,314
	New York Times Co. Class A	2,018,471	65,641
	Cinemark Holdings Inc.	4,190,366	59,838
*	Bandwidth Inc. Class A	605,358	49,373
*	Pinterest Inc. Class A	2,216,156	45,786
*	IAC/interactivecorp	170,651	38,137
*	Take-Two Interactive Software Inc.	302,867	36,662
*	Electronic Arts Inc.	214,313	24,487
	Roku Inc.	115,987	14,061
*	Glu Mobile Inc.	1,699,295	13,255
*	Boingo Wireless Inc.	812,401	11,325
*	Cargurus Inc.	445,389	10,191
*	EverQuote Inc. Class A	229,676	8,950
*	Zynga Inc.	1,024,624	7,726
*,^	Match Group Inc.	64,957	4,999
	National CineMedia Inc.	1,420,998	4,689
*	TechTarget Inc.	196,482	4,582
*	Liberty TripAdvisor Holdings Inc. Class A	599,574	1,409
	Cardlytics Inc.	17,000	764
*,^	Gogo Inc.	329,834	538
*	MSG Networks Inc.	37,795	449
			469,176
Consumer Discretionary (12.4%)
*	Burlington Stores Inc.	702,074	128,262
*	Etsy Inc.	1,618,489	104,991
*	Skechers U.S.A. Inc. Class A	3,507,510	98,842
*	MercadoLibre Inc.	149,406	87,180
	Monro Inc.	1,394,704	77,392
	Carter's Inc.	906,329	70,875
	Domino's Pizza Inc.	173,604	62,832
	Acushnet Holdings Corp.	2,087,945	57,210
*	Deckers Outdoor Corp.	370,936	55,180
*	Chewy Inc.	1,267,490	54,806
	Wingstop Inc.	458,607	53,781
*,^	Carvana Co. Class A	668,000	53,513
	Hanesbrands Inc.	4,901,419	48,720
*	Five Below Inc.	539,500	48,641
*	Skyline Champion Corp.	2,308,259	45,496
*,^	Ollie's Bargain Outlet Holdings Inc.	659,178	44,765
	La-Z-Boy Inc.	1,868,338	43,813
^	Levi Strauss & Co. Class A	3,344,275	43,108
*	Sally Beauty Holdings Inc.	4,417,255	42,892
*	Under Armour Inc. Class C	4,308,786	39,942
*	frontdoor Inc.	870,899	33,712
	Core-Mark Holding Co. Inc.	1,136,949	32,676
	Polaris Inc.	399,821	28,359
	Aaron's Inc.	705,822	22,523
*	Dollar Tree Inc.	280,998	22,387
*	Floor & Decor Holdings Inc. Class A	480,101	20,356
	Shutterstock Inc.	531,126	20,183
*	Planet Fitness Inc. Class A	306,691	18,503
*	Bright Horizons Family Solutions Inc.	155,595	18,119
*	TopBuild Corp.	169,479	15,794
*	NVR Inc.	4,747	14,716
*,^	Farfetch Ltd. Class A	999,579	13,234
*	Fox Factory Holding Corp.	257,252	13,122
*	Grand Canyon Education Inc.	150,701	12,963
	Papa John's International Inc.	169,747	12,208
*	Lululemon Athletica Inc.	52,507	11,734
*,1	Houghton Mifflin Harcourt Co.	7,198,968	11,518
	Rent-A-Center Inc.	577,217	11,490

1

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Lithia Motors Inc. Class A	100,370	11,097
	Chegg Inc.	249,448	10,664
*	Rh	72,916	10,484
	H&R Block Inc.	608,416	10,130
	PulteGroup Inc.	342,132	9,672
	Service Corp. International	251,440	9,238
*	Murphy USA Inc.	86,421	9,230
	Texas Roadhouse Inc.	178,936	8,426
	Ulta Beauty Inc.	36,637	7,984
*	Grubhub Inc.	126,208	6,031
*	SeaWorld Entertainment Inc.	307,668	4,520
	Kontoor Brands Inc.	208,703	4,051
*	Taylor Morrison Home Corp. Class A	264,749	3,852
*	Helen of Troy Ltd.	22,924	3,766
*	Boot Barn Holdings Inc.	203,824	3,763
*	Asbury Automotive Group Inc.	54,252	3,662
*	Zumiez Inc.	170,204	3,598
	KB Home	131,324	3,446
	Lear Corp.	34,506	3,370
*	Everi Holdings Inc.	638,032	3,158
*	Rubicon Project Inc.	409,054	2,933
	Gentex Corp.	108,497	2,630
	Dine Brands Global Inc.	47,752	2,120
	PetMed Express Inc.	51,391	2,034
*	Perdoceo Education Corp.	152,241	1,979
	Pool Corp.	8,217	1,739
*	Mattel Inc.	190,106	1,658
*,^	YETI Holdings Inc.	43,829	1,210
*	Sleep Number Corp.	39,959	1,195
	Strategic Education Inc.	7,500	1,195
*	1-800-Flowers.com Inc. Class A	58,794	1,128
*	Funko Inc. Class A	118,211	506
			1,746,307
Consumer Staples (2.4%)
*	Nomad Foods Ltd.	2,407,962	49,628
	Sanderson Farms Inc.	321,439	43,761
	Casey's General Stores Inc.	283,954	42,993
	Nu Skin Enterprises Inc. Class A	1,412,345	41,255
*	BJ's Wholesale Club Holdings Inc.	1,532,800	40,328
*	Performance Food Group Co.	1,336,035	39,213
*	Monster Beverage Corp.	356,465	22,033
	Calavo Growers Inc.	362,429	21,021
	Coca-Cola Consolidated Inc.	57,452	13,528
^	B&G Foods Inc.	516,168	10,024
*	Pilgrim's Pride Corp.	181,062	3,983
	John B Sanfilippo & Son Inc.	40,756	3,347
	Medifast Inc.	27,158	2,061
	Lamb Weston Holdings Inc.	32,255	1,979
	Reynolds Consumer Products Inc.	59,048	1,915
*	USANA Health Sciences Inc.	17,590	1,569
	J&J Snack Foods Corp.	11,112	1,412
*	elf Beauty Inc.	99,209	1,297
*	Herbalife Nutrition Ltd.	14,509	542
			341,889
Energy (0.7%)
	Delek US Holdings Inc.	1,877,184	43,832
	Cabot Oil & Gas Corp.	844,593	18,260
	Viper Energy Partners LP	1,652,764	15,337
*	Apergy Corp.	1,001,542	9,224
	Parsley Energy Inc. Class A	550,124	5,199
	CVR Energy Inc.	109,507	2,612
*	CONSOL Energy Inc.	91,268	693

2

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Renewable Energy Group Inc.	26,753	664
			95,821
Financials (5.3%)
	Tradeweb Markets Inc. Class A	1,264,125	65,937
*	SVB Financial Group	334,017	64,522
	Voya Financial Inc.	1,377,426	62,218
	Assurant Inc.	562,139	59,722
	MarketAxess Holdings Inc.	126,814	57,702
	Synovus Financial Corp.	2,315,875	48,657
	Nasdaq Inc.	425,249	46,637
	Assured Guaranty Ltd.	1,528,893	45,454
	Sterling Bancorp	3,534,220	43,577
	LPL Financial Holdings Inc.	566,135	34,093
	FirstCash Inc.	438,548	31,505
*	PRA Group Inc.	883,725	24,514
*	Palomar Holdings Inc. Class A	406,588	23,785
*	Encore Capital Group Inc.	656,239	17,049
	Primerica Inc.	156,696	16,282
	WisdomTree Investments Inc.	4,979,819	16,135
	MSCI Inc. Class A	44,296	14,485
	Bank OZK	524,529	11,865
	Walker & Dunlop Inc.	228,300	8,774
*,^	Benefytt Technologies Inc. Class A	273,068	7,135
*	Enova International Inc.	384,011	6,160
	Lazard Ltd. Class A	167,957	4,619
	Erie Indemnity Co. Class A	22,095	3,934
	Universal Insurance Holdings Inc.	184,462	3,363
	Bank of NT Butterfield & Son Ltd.	138,201	3,042
	Evercore Inc. Class A	48,923	2,524
	First Financial Bankshares Inc.	90,391	2,517
	OneMain Holdings Inc.	90,174	2,183
	PennyMac Financial Services Inc.	71,425	2,155
	CIT Group Inc.	102,042	1,937
	Artisan Partners Asset Management Inc. Class A	60,138	1,770
	Essent Group Ltd.	55,912	1,527
*	NMI Holdings Inc. Class A	100,371	1,357
	Alleghany Corp.	2,225	1,187
	Cohen & Steers Inc.	17,700	1,022
	Virtus Investment Partners Inc.	11,539	938
			740,283
Health Care (23.3%)
*	ICON plc	983,125	157,762
*	Insulet Corp.	761,307	152,048
*	Penumbra Inc.	490,853	87,038
*,1	BioTelemetry Inc.	1,814,169	84,740
*	Haemonetics Corp.	718,826	81,788
*	DexCom Inc.	237,584	79,638
*	Mettler-Toledo International Inc.	106,955	77,001
	Hill-Rom Holdings Inc.	663,543	74,642
	Encompass Health Corp.	1,087,758	72,064
*	Molina Healthcare Inc.	429,361	70,402
*	ABIOMED Inc.	357,824	68,434
	STERIS plc	478,311	68,159
*	LHC Group Inc.	513,863	66,797
*	Amedisys Inc.	354,483	65,282
*	Globus Medical Inc.	1,367,667	64,909
*	Omnicell Inc.	855,675	62,379
*	Hologic Inc.	1,016,268	50,915
*	Acadia Healthcare Co. Inc.	2,101,997	50,469
*	BioMarin Pharmaceutical Inc.	537,430	49,454
*	Catalent Inc.	700,899	48,467
*	Integra LifeSciences Holdings Corp.	940,878	48,032
*	Syneos Health Inc.	821,675	45,841

3

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	IDEXX Laboratories Inc.	164,862	45,766
*	Exact Sciences Corp.	540,342	42,676
*	Repligen Corp.	365,262	42,425
*	Merit Medical Systems Inc.	1,034,736	42,238
*	PRA Health Sciences Inc.	424,921	41,005
*	Biohaven Pharmaceutical Holding Co. Ltd.	858,424	40,432
*	Kodiak Sciences Inc.	712,309	38,856
*	Quidel Corp.	278,054	38,650
*	HealthEquity Inc.	634,416	35,699
*	Y-mAbs Therapeutics Inc.	1,047,600	35,178
	Cooper Cos. Inc.	118,646	34,016
*	ImmunoGen Inc.	8,321,773	33,953
*,^	Ligand Pharmaceuticals Inc.	328,969	32,426
*	Theravance Biopharma Inc.	1,108,584	32,326
	ResMed Inc.	206,734	32,110
*	MEDNAX Inc.	2,096,383	30,440
*	Apellis Pharmaceuticals Inc.	862,554	29,560
*	Arena Pharmaceuticals Inc.	584,300	28,613
*	Dicerna Pharmaceuticals Inc.	1,442,000	28,407
*	Avanos Medical Inc.	850,800	26,417
*	Pacira BioSciences Inc.	638,128	26,348
*	iRhythm Technologies Inc.	249,269	26,333
*	Deciphera Pharmaceuticals Inc.	442,847	25,676
*	Ultragenyx Pharmaceutical Inc.	420,290	25,398
*	PPD Inc.	1,050,140	25,098
*	Ascendis Pharma A/S ADR	179,480	24,361
	Cerner Corp.	347,538	24,116
*	HMS Holdings Corp.	828,844	23,767
*	Tandem Diabetes Care Inc.	295,840	23,602
*	NuVasive Inc.	385,592	23,475
*	Tricida Inc.	732,055	22,145
*	Immunomedics Inc.	723,950	21,994
	Chemed Corp.	48,577	20,236
*	Illumina Inc.	62,052	19,796
*	CRISPR Therapeutics AG	401,124	19,735
*	Novocure Ltd.	289,409	19,043
*	Neogen Corp.	291,020	18,215
*	Exelixis Inc.	685,956	16,940
*	Neurocrine Biosciences Inc.	172,225	16,902
*	Agios Pharmaceuticals Inc.	407,569	16,767
	Bio-Techne Corp.	73,744	16,592
	Bruker Corp.	414,817	16,311
*	Veeva Systems Inc. Class A	85,448	16,303
*	Revance Therapeutics Inc.	873,341	16,166
*	Intuitive Surgical Inc.	28,504	14,562
*	Charles River Laboratories International Inc.	98,688	14,277
*	Heron Therapeutics Inc.	1,000,226	14,263
*	Integer Holdings Corp.	190,803	14,207
*	Medpace Holdings Inc.	177,846	14,203
*	Axogen Inc.	1,378,442	13,440
*	STAAR Surgical Co.	346,726	13,287
*	Align Technology Inc.	57,399	12,332
*	Nevro Corp.	104,658	12,312
*	Iovance Biotherapeutics Inc.	378,168	12,158
*	Avantor Inc.	720,410	12,110
*	Ironwood Pharmaceuticals Inc. Class A	1,191,913	11,919
*,^	Viking Therapeutics Inc.	2,029,824	11,692
*	Masimo Corp.	54,158	11,585
*,^	Esperion Therapeutics Inc.	286,487	11,345
*	Horizon Therapeutics plc	296,804	10,697
*	Arrowhead Pharmaceuticals Inc.	306,613	10,557
*	Ionis Pharmaceuticals Inc.	185,258	10,287
*	Halozyme Therapeutics Inc.	432,814	9,805
*	Puma Biotechnology Inc.	921,370	9,260

4

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Natera Inc.	242,674	8,989
*	Teladoc Health Inc.	53,998	8,888
*	Cytokinetics Inc.	575,993	8,703
*,^	DBV Technologies SA ADR	1,396,307	8,685
*	Enanta Pharmaceuticals Inc.	180,559	8,373
	PerkinElmer Inc.	90,223	8,168
*	Qiagen NV	184,254	7,682
	Alnylam Pharmaceuticals Inc.	57,321	7,549
*,^	Novavax Inc.	376,523	6,826
*	Vanda Pharmaceuticals Inc.	571,818	6,576
*	Veracyte Inc.	232,013	6,257
*	Tenet Healthcare Corp.	303,513	6,125
	LeMaitre Vascular Inc.	183,815	5,237
	Acceleron Pharma Inc.	57,714	5,225
*	Alkermes plc	327,679	4,493
*	Voyager Therapeutics Inc.	403,822	4,365
*	Change Healthcare Inc.	366,123	4,262
*	ACADIA Pharmaceuticals Inc.	87,601	4,232
	Schrodinger Inc.	89,289	4,143
*	Global Blood Therapeutics Inc.	53,095	4,063
*	MacroGenics Inc.	533,955	3,844
*	Seattle Genetics Inc.	27,100	3,719
*,^	Eidos Therapeutics Inc.	72,560	3,370
*	BioCryst Pharmaceuticals Inc.	854,416	3,341
	US Physical Therapy Inc.	43,797	3,307
*	Select Medical Holdings Corp.	184,817	3,155
	Ensign Group Inc.	80,578	3,014
	West Pharmaceutical Services Inc.	13,983	2,646
*	Inovalon Holdings Inc. Class A	150,641	2,636
*	Pennant Group Inc.	132,631	2,625
*	Endo International plc	543,546	2,500
	Mesa Laboratories Inc.	9,981	2,375
*	Spectrum Pharmaceuticals Inc.	773,904	2,244
	Luminex Corp.	61,241	2,208
*,^	Zynerba Pharmaceuticals Inc.	545,001	2,109
*	ICU Medical Inc.	9,554	2,095
*	Lantheus Holdings Inc.	160,399	2,093
*	Precision BioSciences Inc.	269,349	1,853
*	Silk Road Medical Inc.	43,419	1,818
	MyoKardia Inc.	27,886	1,752
	Inspire Medical Systems Inc.	24,398	1,748
*	CytomX Therapeutics Inc.	167,699	1,731
*	Jazz Pharmaceuticals plc	12,086	1,333
*	Amphastar Pharmaceuticals Inc.	77,004	1,305
*	CareDx Inc.	51,359	1,304
*	Shockwave Medical Inc.	30,236	1,213
*	Vericel Corp.	82,301	1,193
*	Fluidigm Corp.	508,836	1,140
*	Allscripts Healthcare Solutions Inc.	167,460	1,089
*	Myriad Genetics Inc.	69,670	1,077
*,^,1	Endologix Inc.	1,055,952	998
*	FibroGen Inc.	25,369	936
*	NanoString Technologies Inc.	27,258	866
*	Assertio Therapeutics Inc.	879,479	770
*	Acorda Therapeutics Inc.	775,332	746
*	Cyclerion Therapeutics Inc.	73,838	286
			3,286,351
Industrials (17.6%)
*	TriNet Group Inc.	2,639,728	129,267
*	Trex Co. Inc.	1,102,853	105,014
*	Kirby Corp.	1,600,203	85,483
*	Clean Harbors Inc.	1,470,719	78,581
*	Copart Inc.	958,250	76,765
*	Sensata Technologies Holding plc	2,000,289	72,771

5

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	1,772,821	71,870
	Kennametal Inc.	2,784,270	71,305
	John Bean Technologies Corp.	921,844	70,742
	Rexnord Corp.	2,497,365	68,103
	BWX Technologies Inc.	1,202,908	63,826
	Fortune Brands Home & Security Inc.	1,204,582	58,061
*	SPX FLOW Inc.	1,781,417	58,021
	Ingersoll Rand Inc.	1,890,008	54,961
	EnerSys	890,982	52,024
	IDEX Corp.	336,860	51,752
	ABM Industries Inc.	1,427,954	49,250
	Ritchie Bros Auctioneers Inc.	1,091,772	47,044
	Woodward Inc.	756,787	45,831
	TransUnion	574,622	45,274
	GATX Corp.	738,559	43,797
*	AerCap Holdings NV	1,546,632	43,491
	Enerpac Tool Group Corp. Class A	2,528,883	43,143
*	Teledyne Technologies Inc.	117,530	38,276
	Watts Water Technologies Inc. Class A	461,453	38,024
	Verisk Analytics Inc. Class A	246,782	37,716
*	United Rentals Inc.	282,580	36,312
*	Mercury Systems Inc.	368,824	32,884
*	Masonite International Corp.	549,950	32,491
*	Chart Industries Inc.	893,142	31,903
*	RBC Bearings Inc.	242,081	30,667
*	XPO Logistics Inc.	456,795	30,487
	Tennant Co.	485,897	28,751
*	Kratos Defense & Security Solutions Inc.	1,874,062	28,148
*	SiteOne Landscape Supply Inc.	310,876	27,553
*	Proto Labs Inc.	270,381	27,468
*	Middleby Corp.	459,900	25,584
*	CoStar Group Inc.	38,077	24,684
*	Axon Enterprise Inc.	329,332	23,946
	HEICO Corp. Class A	280,089	20,259
*,^	Cimpress plc	265,699	19,340
	Rockwell Automation Inc.	97,939	18,557
	IHS Markit Ltd.	268,671	18,082
*	Kornit Digital Ltd.	533,339	17,694
	Heartland Express Inc.	902,959	17,689
	Matson Inc.	562,777	17,018
	CH Robinson Worldwide Inc.	234,515	16,627
	Forward Air Corp.	309,727	15,982
	Armstrong World Industries Inc.	194,194	14,968
*	Generac Holdings Inc.	148,285	14,449
	Landstar System Inc.	137,445	14,199
*	Aerojet Rocketdyne Holdings Inc.	327,478	13,472
	JB Hunt Transport Services Inc.	129,074	13,052
	EMCOR Group Inc.	205,092	13,030
	Huntington Ingalls Industries Inc.	67,892	12,995
	Rush Enterprises Inc. Class A	307,836	11,544
	Albany International Corp. Class A	211,229	10,802
*	Atkore International Group Inc.	440,377	10,719
	Allison Transmission Holdings Inc.	293,787	10,676
	Tetra Tech Inc.	135,197	10,178
	Allegion plc	98,868	9,940
	Korn Ferry	339,854	9,798
	Robert Half International Inc.	206,286	9,751
*	Builders FirstSource Inc.	523,720	9,610
	Acuity Brands Inc.	106,374	9,211
*	HD Supply Holdings Inc.	295,554	8,772
*	MasTec Inc.	240,252	8,625
*	MRC Global Inc.	1,538,970	8,249
*	GMS Inc.	447,299	8,221
	Simpson Manufacturing Co. Inc.	102,987	7,425

6

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
	Terex Corp.	470,031	7,140
*	AeroVironment Inc.	112,165	6,759
	MSA Safety Inc.	57,009	6,415
	Alaska Air Group Inc.	171,547	5,579
	Nordson Corp.	33,483	5,388
	Universal Forest Products Inc.	121,801	5,008
*	FTI Consulting Inc.	36,626	4,665
	Exponent Inc.	65,766	4,625
*	American Woodmark Corp.	86,240	4,434
	Spirit AeroSystems Holdings Inc. Class A	195,590	4,334
	Hubbell Inc. Class B	32,758	4,076
*	TrueBlue Inc.	260,589	4,047
	Kimball International Inc. Class B	309,189	3,794
	Barrett Business Services Inc.	77,419	3,787
*	Herc Holdings Inc.	102,756	2,901
*	Meritor Inc.	130,302	2,671
	Covanta Holding Corp.	288,394	2,244
*	Foundation Building Materials Inc.	184,584	2,160
	Herman Miller Inc.	89,474	2,017
	Steelcase Inc. Class A	176,914	1,937
	Sunrun Inc.	134,260	1,884
	Triumph Group Inc.	225,259	1,586
	HEICO Corp.	17,720	1,552
	Hillenbrand Inc.	71,654	1,501
	CoreLogic Inc.	33,808	1,299
	Kaman Corp.	30,935	1,199
*	SPX Corp.	14,152	540
			2,475,746
Information Technology (25.3%)
*	DocuSign Inc. Class A	1,348,109	141,214
*	Five9 Inc.	1,465,735	135,830
*	Fortinet Inc.	984,070	106,024
*	HubSpot Inc.	556,396	93,825
*	SVMK Inc.	5,820,748	91,386
	Power Integrations Inc.	846,870	86,677
*	Wix.com Ltd.	585,375	76,573
*,1	Cardtronics plc Class A	2,943,250	67,400
*	Mimecast Ltd.	1,613,450	65,990
*	Slack Technologies Inc. Class A	2,467,169	65,849
*	Tower Semiconductor Ltd.	3,352,578	64,487
*	GoDaddy Inc. Class A	917,192	63,681
*	Ciena Corp.	1,361,931	62,989
*	Inphi Corp.	649,220	62,676
*	Proofpoint Inc.	510,162	62,102
	Entegris Inc.	1,135,174	61,560
*	Cornerstone OnDemand Inc.	1,819,786	61,072
	J2 Global Inc.	732,311	59,054
*	New Relic Inc.	1,098,204	58,963
	Science Applications International Corp.	710,885	58,051
*	First Solar Inc.	1,315,196	57,882
*	Cadence Design Systems Inc.	703,220	57,052
	Teradyne Inc.	851,472	53,251
*	ON Semiconductor Corp.	3,300,796	52,961
	MKS Instruments Inc.	521,340	52,254
	Monolithic Power Systems Inc.	258,940	51,765
	LogMeIn Inc.	568,714	48,602
*	Arrow Electronics Inc.	746,484	46,969
*	Manhattan Associates Inc.	652,287	46,273
*	SolarWinds Corp.	2,669,240	45,324
	Jack Henry & Associates Inc.	276,934	45,293
*	RingCentral Inc. Class A	197,344	45,099
*	Tyler Technologies Inc.	132,018	42,337
	MAXIMUS Inc.	599,250	40,341
*	RealPage Inc.	612,267	39,485

7

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Trade Desk Inc. Class A	130,102	38,065
*	Cloudera Inc.	4,556,885	37,731
*	IPG Photonics Corp.	287,932	37,238
*	Pluralsight Inc. Class A	2,185,992	35,938
*,^	2U Inc.	1,493,464	35,470
*,^	SunPower Corp.	4,632,827	34,051
*	Envestnet Inc.	527,256	32,964
*	Semtech Corp.	674,784	30,527
	Microchip Technology Inc.	345,948	30,350
*	Paycom Software Inc.	113,711	29,681
	Cognex Corp.	489,283	27,028
*	Fair Isaac Corp.	74,116	26,158
	Belden Inc.	754,159	25,785
	Booz Allen Hamilton Holding Corp. Class A	338,869	24,887
*	FireEye Inc.	2,107,124	24,253
*	Trimble Inc.	696,894	24,133
*	Q2 Holdings Inc.	301,400	24,028
*	Nuance Communications Inc.	1,108,911	22,400
*	Dynatrace Inc.	743,770	22,202
*	Silicon Laboratories Inc.	226,312	22,002
*	Gartner Inc.	182,439	21,676
*	Aspen Technology Inc.	202,857	20,742
*	Qualys Inc.	195,918	20,658
*	ANSYS Inc.	77,741	20,355
*	EPAM Systems Inc.	91,204	20,146
*	Lattice Semiconductor Corp.	868,332	19,546
*	Shopify Inc. Class A	30,891	19,532
	FLIR Systems Inc.	446,393	19,373
*	PTC Inc.	267,102	18,497
*	Paylocity Holding Corp.	156,053	17,873
*	Enphase Energy Inc.	362,108	16,957
*	Guidewire Software Inc.	185,445	16,846
*	Smartsheet Inc. Class A	312,980	16,500
*	CyberArk Software Ltd.	165,663	16,361
*	WEX Inc.	123,506	16,342
*	Palo Alto Networks Inc.	83,128	16,335
*	Euronet Worldwide Inc.	175,929	16,143
*	Zebra Technologies Corp.	69,854	16,043
	National Instruments Corp.	403,178	15,490
*	Atlassian Corp. plc Class A	97,904	15,223
	SS&C Technologies Holdings Inc.	272,687	15,041
*	Workiva Inc. Class A	373,758	14,334
*	PROS Holdings Inc.	403,822	13,887
*	Anaplan Inc.	327,080	13,364
*	Square Inc.	201,747	13,142
	CDW Corp.	115,215	12,766
*	Zscaler Inc.	190,028	12,747
*	Synaptics Inc.	193,138	12,629
*	Rapid7 Inc.	253,431	11,544
	Jabil Inc.	400,288	11,384
*	Teradata Corp.	428,354	10,533
	Switch Inc.	591,819	10,162
*	Alteryx Inc. Class A	89,059	10,080
*	Coupa Software Inc.	56,381	9,928
*	8x8 Inc.	566,869	9,614
*	Diodes Inc.	186,657	9,499
*	Unisys Corp.	746,186	9,394
*	ChannelAdvisor Corp.	815,033	8,419
	TTEC Holdings Inc.	215,146	8,386
*	NCR Corp.	404,694	8,304
*	Cirrus Logic Inc.	100,866	7,625
	CSG Systems International Inc.	149,331	7,254
*	A10 Networks Inc.	1,008,438	6,888
*	SMART Global Holdings Inc.	248,556	6,286

8

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

		Shares	Market Value ($000)
*	Everbridge Inc.	53,637	5,974
	CDK Global Inc.	141,485	5,558
	Perspecta Inc.	246,979	5,327
*	Insight Enterprises Inc.	98,117	5,327
*	SPS Commerce Inc.	93,507	5,191
*	Box Inc.	279,399	4,509
*	Ceridian HCM Holding Inc.	67,633	3,988
*	Okta Inc.	24,989	3,781
*,^	GTT Communications Inc.	332,441	3,776
*	eGain Corp.	377,661	3,135
*	Cerence Inc.	146,629	3,103
	Hackett Group Inc.	201,447	2,987
*,^	Paysign Inc.	344,975	2,967
*	ePlus Inc.	40,614	2,873
*	Domo Inc.	145,324	2,827
*	Avid Technology Inc.	376,722	2,645
*	Altair Engineering Inc. Class A	71,290	2,352
*	Viavi Solutions Inc.	194,342	2,348
*	Zuora Inc. Class A	214,862	2,271
*	Diebold Nixdorf Inc.	422,033	2,081
*	Digital Turbine Inc.	300,090	1,758
*	Verint Systems Inc.	40,287	1,722
*	Virtusa Corp.	49,262	1,626
*	OSI Systems Inc.	21,949	1,589
	Fabrinet	23,243	1,458
*	Medallia Inc.	67,861	1,458
*	Brightcove Inc.	162,060	1,264
*	MicroStrategy Inc. Class A	9,797	1,238
*	PagerDuty Inc.	58,309	1,231
*	Model N Inc.	41,782	1,206
*	Alarm.com Holdings Inc.	24,966	1,117
*	Ichor Holdings Ltd.	44,079	1,098
*	Sailpoint Technologies Holdings Inc.	54,218	1,008
*	Perficient Inc.	24,714	861
	EVERTEC Inc.	33,433	847
*	ACI Worldwide Inc.	28,874	791
			3,562,322
Materials (2.1%)
	Smurfit Kappa Group plc	1,917,978	60,341
	Louisiana-Pacific Corp.	2,461,940	49,239
	Carpenter Technology Corp.	1,395,922	30,948
*	Summit Materials Inc. Class A	2,001,401	30,241
	Methanex Corp.	1,148,603	18,240
	Royal Gold Inc.	126,137	15,456
	Scotts Miracle-Gro Co.	122,717	15,221
	Balchem Corp.	162,847	14,532
*	Element Solutions Inc.	1,338,313	13,718
	Avery Dennison Corp.	99,566	10,991
	Graphic Packaging Holding Co.	784,054	10,467
	Boise Cascade Co.	263,927	8,253
	Sealed Air Corp.	193,622	5,536
*	Verso Corp.	305,357	4,241
*	Axalta Coating Systems Ltd.	200,169	3,951
	Novagold Resources Inc.	319,147	3,571
	Silgan Holdings Inc.	42,479	1,465
	HB Fuller Co.	31,721	1,167
*	AdvanSix Inc.	49,027	597
			298,175
Other (1.0%)
^,2	Vanguard Small-Cap ETF	1,059,645	140,127

Real Estate (3.4%)
	SBA Communications Corp. Class A	301,256	87,340
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,354,576	65,905

9

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

	Shares	Market Value ($000)
PS Business Parks Inc.	420,625	54,298
Life Storage Inc.	613,138	53,705
JBG SMITH Properties	1,521,422	51,652
Jones Lang LaSalle Inc.	363,060	38,332
CoreSite Realty Corp.	217,120	26,313
Xenia Hotels & Resorts Inc.	2,529,999	24,541
Americold Realty Trust	529,710	16,204
American Homes 4 Rent Class A	557,610	13,461
GEO Group Inc.	857,604	10,874
National Health Investors Inc.	187,901	10,346
Omega Healthcare Investors Inc.	223,222	6,507
iStar Inc.	316,375	3,170
EastGroup Properties Inc.	27,582	2,924
Four Corners Property Trust Inc.	105,868	2,370
Alexander's Inc.	7,471	2,355
National Storage Affiliates Trust	76,156	2,169
Iron Mountain Inc.	84,462	2,042
^ Tanger Factory Outlet Centers Inc.	255,222	1,919
RMR Group Inc. Class A	64,317	1,908
American Finance Trust Inc.	231,627	1,786
Equity LifeStyle Properties Inc.	27,218	1,641
Terreno Realty Corp.	25,253	1,384
Newmark Group Inc. Class A	158,897	617
		483,763
Utilities (0.1%)
NRG Energy Inc.	183,764	6,162
American States Water Co.	50,521	4,010
Northwest Natural Holding Co.	30,658	1,996
South Jersey Industries Inc.	68,287	1,952
		14,120
Total Common Stocks (Cost $11,672,569)		13,654,080

Coupon
Temporary Cash Investments (4.7%)
Money Market Fund (3.6%)
[3,4] Vanguard Market Liquidity Fund	0.522%	5,122,064	512,207

		Maturity Date	Face Amount ($000)
Repurchase Agreement (0.9%)
Deutsche Bank Securities, Inc. (Dated 04/30/20, Repurchase Value $129,400,000, collateralized by Federal National Mortgage Assn. 4.500%, 9/1/48, and U.S. Treasury Note/Bond 2.875%, 5/15/49, with a value of $131,988,000)	0.030%	5/1/2020	129,400	129,400

U.S. Government and Agency Obligations (0.2%)
[5] United States Cash Management Bill	0.135%	7/14/20	700,000	700
[5] United States Cash Management Bill	0.210%	9/15/20	2,700,000	2,698
[5] United States Cash Management Bill	0.116%	9/29/20	6,000,000	5,997
[5] United States Treasury Bill	0.135%	6/4/20	1,670,000	1,670
[5] United States Treasury Bill	0.087%	9/24/20	9,000,000	8,995
				20,060
Total Temporary Cash Investments (Cost $661,474)				661,667
Total Investments (101.6%) (Cost $12,334,043)				14,315,747
Other Assets and Liabilities—Net (-1.6%)[4,5]				(224,495)
Net Assets (100%)				14,091,252
Cost rounded to $000.

10

Vanguard® Explorer Fund

Schedule of Investments

April 30, 2020

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $226,322,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $243,171,000 was received for securities on loan, of which $233,802,000 is held in Vanguard Market Liquidity Fund and $9,369,000 is held in cash.
5	Securities with a value of $14,569,000 and cash of $480,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

11

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA242 062020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD EXPLORER FUND

BY:        /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.